CONSOLIDATED STATEMENTS OF CASH FLOWS (Schedule A - payments for business acquired) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill	$ 69,217	$ 35,145
ViewFinity [Member]
Business Acquisition [Line Items]
Working capital, net (excluding ($7) and 478 and 379 of cash and cash equivalents acquired)		497
Property and equipment		124
Other long-term assets		62
Goodwill		20,765
Other intangible assets		9,990
Deferred revenues		(931)
Total		30,507
Cash and cash equivalents acquired		(7)
Cybertinel [Member]
Business Acquisition [Line Items]
Working capital, net (excluding ($7) and 478 and 379 of cash and cash equivalents acquired)		(245)
Property and equipment		340
Other long-term assets		34
Goodwill		13,201
Other intangible assets		7,760
Deferred tax		(1,009)
Deferred revenues		(44)
Total		20,037
Cash and cash equivalents acquired		478
Agata [Member]
Business Acquisition [Line Items]
Goodwill		1,179
Other intangible assets		1,933
Total		$ 3,112
Conjur [Member]
Business Acquisition [Line Items]
Working capital, net (excluding ($7) and 478 and 379 of cash and cash equivalents acquired)	(451)
Property and equipment	12
Goodwill	34,072
Other intangible assets	6,888
Deferred tax	808
Total	41,329
Cash and cash equivalents acquired	$ 379